SCHEDULE OF INVESTMENTS

Small Cap Core (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Alternative Carriers – 3.7%
Cogent Communications Group, Inc.	45	$3,716
Vonage Holdings Corp.(A)	167	1,208

		4,924

Total Communication Services - 3.7%		4,924

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.0%
Columbia Sportswear Co.	38	2,685

Auto Parts & Equipment – 1.5%
Visteon Corp.(A)	40	1,919

Homebuilding – 1.3%
TopBuild Corp.(A)	25	1,759

Leisure Facilities – 0.8%
Vail Resorts, Inc.	7	986

Leisure Products – 0.9%
Polaris, Inc.	24	1,141

Total Consumer Discretionary - 6.5%		8,490

Consumer Staples

Packaged Foods & Meats – 8.9%
Nomad Foods Ltd.(A)	369	6,849
Sanderson Farms, Inc.	13	1,594
TreeHouse Foods, Inc.(A)	73	3,228

		11,671

Total Consumer Staples - 8.9%		11,671

Energy

Oil & Gas Exploration & Production – 1.0%
Magnolia Oil & Gas Corp.(A)	323	1,290

Total Energy - 1.0%		1,290

Financials

Consumer Finance – 1.8%
Encore Capital Group, Inc.(A)	100	2,333

Financial Exchanges & Data – 2.3%
Morningstar, Inc.	26	3,011

Multi-Line Insurance – 4.1%
Assurant, Inc.	13	1,393
Kemper Corp.	53	3,955

		5,348

Regional Banks – 3.9%
First Horizon National Corp.	113	908
TCF Financial Corp.	128	2,896
Webster Financial Corp.	60	1,363

		5,167

Thrifts & Mortgage Finance – 0.7%
MGIC Investment Corp.	146	930

Total Financials - 12.8%		16,789

Health Care

Biotechnology – 0.7%
Exact Sciences Corp.(A)	17	987

Health Care Equipment – 2.7%
Integer Holdings Corp.(A)	20	1,253
NuVasive, Inc.(A)	21	1,077

Tandem Diabetes Care, Inc.(A)	19	1,234

		3,564

Health Care Facilities – 4.2%
Encompass Health Corp.	86	5,505

Health Care Services – 5.4%
Chemed Corp.	15	6,398
Teladoc Health, Inc.(A)(B)	5	729

		7,127

Health Care Supplies – 1.7%
Haemonetics Corp.(A)	22	2,187

Health Care Technology – 1.7%
Change Healthcare, Inc.(A)	77	773
Omnicell, Inc.(A)	22	1,411

		2,184

Pharmaceuticals – 0.3%
Intersect ENT, Inc.(A)	28	333

Total Health Care - 16.7%		21,887

Industrials

Building Products – 0.7%
Trex Co., Inc.(A)	11	867

Electrical Components & Equipment – 1.8%
nVent Electric plc	145	2,438

Environmental & Facilities Services – 0.8%
Clean Harbors, Inc.(A)	20	1,028

Industrial Machinery – 2.9%
Crane Co.	42	2,088
RBC Bearings, Inc.(A)	15	1,725

		3,813

Research & Consulting Services – 3.5%
FTI Consulting, Inc.(A)	13	1,504
ICF International, Inc.	45	3,101

		4,605

Security & Alarm Services – 0.9%
Brink’s Co. (The)	24	1,248

Trucking – 2.4%
Knight Transportation, Inc.	96	3,137

Total Industrials - 13.0%		17,136

Information Technology

Application Software – 1.0%
Q2 Holdings, Inc.(A)	22	1,317

Data Processing & Outsourced Services – 5.6%
Cardtronics plc, Class A(A)	210	4,402
EVERTEC, Inc.	91	2,076
EVO Payments, Inc., Class A(A)	54	829

		7,307

Electronic Components – 1.3%
Knowles Corp.(A)	122	1,638

Electronic Equipment & Instruments – 2.1%
Coherent, Inc.(A)	26	2,816

IT Consulting & Other Services – 4.1%
Switch, Inc., Class A	376	5,425

Semiconductor Equipment – 2.3%
Brooks Automation, Inc.	67	2,048

Enphase Energy, Inc.(A)	30	976

		3,024

Semiconductors – 1.0%
First Solar, Inc.(A)	35	1,259

Systems Software – 2.2%
Varonis Systems, Inc.(A)	46	2,933

Total Information Technology - 19.6%		25,719

Materials

Diversified Chemicals – 1.0%
Huntsman Corp.	88	1,275

Diversified Metals & Mining – 2.3%
Compass Minerals International, Inc.	80	3,085

Fertilizers & Agricultural Chemicals – 2.0%
Scotts Miracle-Gro Co. (The)	25	2,570

Specialty Chemicals – 1.0%
Element Solutions, Inc.(A)	162	1,357

Total Materials - 6.3%		8,287

Real Estate

Hotel & Resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	20	720

Industrial REITs – 0.5%
STAG Industrial, Inc.	29	653

Retail REITs – 2.7%
Agree Realty Corp.	56	3,485

Total Real Estate - 3.7%		4,858

Utilities

Electric Utilities – 1.3%
ALLETE, Inc.	16	975
Portland General Electric Co.	17	806

		1,781

Gas Utilities – 2.0%
ONE Gas, Inc.	31	2,587

Total Utilities - 3.3%		4,368

TOTAL COMMON STOCKS – 95.5%		$125,419
(Cost: $155,638)

SHORT-TERM SECURITIES

Money Market Funds(C) - 3.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	4,995	4,995

TOTAL SHORT-TERM SECURITIES – 3.8%		$4,995
(Cost: $4,995)

TOTAL INVESTMENT SECURITIES – 99.3%		$130,414
(Cost: $160,633)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		946

NET ASSETS – 100.0%		$131,360

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $457 are on loan.
(C)	Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$125,419	$—	$—
Short-Term Securities	4,995	—	—

Total	$130,414	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$160,633

Gross unrealized appreciation	4,022

Gross unrealized depreciation	(34,241)

Net unrealized depreciation	$(30,219)